Fair Value Measurements - Schedule of Fair Value and Carrying Value of Debt (Details) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 23, 2017	Aug. 22, 2017	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Term Loan A | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					$ 559,223,000	$ 0
Term Loan A | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					553,444,000	0
Term Loan B | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					1,890,453,000	0
Term Loan B | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					1,873,993,000	0
2016 Term Loan A | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	583,538,000
2016 Term Loan A | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	582,595,000
2013 Term Loan B | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	1,435,993,000
2013 Term Loan B | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	1,417,616,000
2013 Incremental Term Loan Facility | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	283,413,000
2013 Incremental Term Loan Facility | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	282,354,000
2013 Term Loan C | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	49,436,000
2013 Term Loan C | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	49,237,000
Revolver, $400M
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Credit facility amount					400,000,000
Revolver, $400M | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	0
Revolver, $400M | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					0	0
5.375 % Senior Secured Notes Due 2023 | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					$ 546,563,000	542,919,000
Debt instrument interest rate percentage					5.375%
5.375 % Senior Secured Notes Due 2023 | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					$ 530,000,000	530,000,000
5.25% Senior Secured Notes Due 2023 | Estimate of Fair Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					$ 512,500,000	515,000,000
Debt instrument interest rate percentage					5.25%
5.25% Senior Secured Notes Due 2023 | Reported Value Measurement
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable					$ 500,000,000	$ 500,000,000
Mortgage Facility
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Extinguishment of debt			$ 80,000,000	$ 80,000,000
Line of Credit | Revolver, $400M
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Marginal interest rate					2.00%
Credit facility amount					$ 400,000,000
Debt instrument interest rate percentage					0.00%
Line of Credit | Revolver, $400M | LIBOR
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Marginal interest rate	2.25%	2.50%